SEGMENT INFORMATION (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Revenue from continuing operations	¥ 6,349,000	¥ 24,405,000	¥ 90,917,000
Derived from services	¥ 5,915	¥ 6,867